STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011
Cash flows from operating activities:
Net income	$ 852	$ 557	$ 1,338	$ 1,294	$ 2,350
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Stock-based compensation to employees and directors	84		168		214
Stock-based compensation expenses related to a consultant	212		688
Depreciation and amortization	55	58	119	126	253
Accrued severance pay, net	(27)	(1)	8	20	26
Change in accrued Interest pay		(5)
Erosion of non-dollar linked restricted cash and long term assets	1	(17)	5	(17)	(1)
Increase in trade receivables, net	(580)	(946)	(1,825)	(214)	(247)
Increase in fair value of convertible debentures		437		783	741
Decrease (increase) in other accounts receivable and prepaid expenses	206	67	(90)	(203)	(116)
Increase (decrease) in trade payables	(347)	(209)	74	(12)	38
Increase in deferred revenues	518	165	1,263	847	526
Increase (decrease) in accrued expenses and other accounts payable	(607)	1,118	(382)	1,040	585
Net cash provided by operating activities	367	1,224	1,366	3,664	4,369
Cash flows from investing activities:
Increase in restricted cash, net		(305)	(7)	(285)	(261)
Purchase of property and equipment	(25)	(75)	(64)	(157)	(250)
Increase in long-term deposits		(6)		(6)	(6)
Net cash used in investing activities	(25)	(386)	(71)	(448)	(517)
Cash flows from financing activities:
Proceeds from exercise of stock options	190	39	707	39	62
Proceeds from Issuance of Ordinary shares, net of issuance expenses		2,656		2,656	2,521
Payment for repurchase convertible debentures tender					(551)
Repurchase of convertible debenture					(3,569)
Repayment of convertible debentures		(925)		(925)	(1,945)
Net cash provided by (used in) financing activities	190	1,770	707	1,770	(3,482)
Effect of exchange rate on cash and cash equivalents balances	(121)	78	(71)	38	(43)
Increase in cash and cash equivalents	411	2,686	1,931	5,024	327
Cash and cash equivalents at the beginning of the period	3,610	4,101	2,090	1,763	1,763
Cash and cash equivalents at the end of the period	4,021	6,787	4,021	6,787	2,090
Cash paid during the year for:
Tax	32	2	55	3	66
Interest		3		3	4
Non-cash activities:
Accrued ordinary shares issuance expenses		$ 159		$ 159	$ 24